Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EDWARD JONES MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated April 28, 2021

to the Prospectus dated June 29, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby supplemented and revised to reflect the changes described below, which became effective as of April 1, 2021:

In the “Fees and Expenses of the Fund” section, the following replaces the last three sentences in the footnote to the “Annual Fund Operating Expenses” table:

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator, as defined below) or waive all or a portion of its fees for the Fund to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). Further, Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, up to three basis points of their fees for the Fund to attempt to maintain a positive yield (the “Federated Voluntary Reduction,” and together with the Adviser Voluntary Reduction, the “Voluntary Reductions”). The Voluntary Reductions are not subject to recoupment and can be discontinued at any time without advance notice. There is no guarantee that the Voluntary Reductions will continue or that the Fund will be able to maintain a positive yield.

EDWARD JONES MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated April 28, 2021

to the Prospectus dated June 29, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby supplemented and revised to reflect the changes described below, which became effective as of April 1, 2021:

In the “Fees and Expenses of the Fund” section, the following replaces the last three sentences in the footnote to the “Annual Fund Operating Expenses” table:

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator, as defined below) or waive all or a portion of its fees for the Fund to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). Further, Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, up to three basis points of their fees for the Fund to attempt to maintain a positive yield (the “Federated Voluntary Reduction,” and together with the Adviser Voluntary Reduction, the “Voluntary Reductions”). The Voluntary Reductions are not subject to recoupment and can be discontinued at any time without advance notice. There is no guarantee that the Voluntary Reductions will continue or that the Fund will be able to maintain a positive yield.